Discontinued Operations (Details) - Schedule of consolidated statements of operations from discontinued operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Services			$ 612,862	$ 3,379,653
Sales of parts and equipment			324,189	3,322,945
Furniture and appliances				42,709,714
TOTAL REVENUE			937,051	49,412,312
OPERATING EXPENSES
Cost of sales			298,050	38,488,245
Personnel costs			485,774	6,534,408
Depreciation and amortization			360,746	1,547,378
Fuel			112,746	378,115
General and administrative			290,872	8,555,731
TOTAL OPERATING EXPENSES	$ 12,004,408	$ 5,191,656	1,548,188	55,503,877
LOSS FROM OPERATIONS			(611,137)	(6,091,564)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt			(320)	(792,721)
Gain on forgiveness of debt			380,247
Loss on extinguishment of debt				(1,852,426)
Gain on sale of assets			548,723	130,748
Loss on acquisition receivable				(809,000)
Change in warrant liability				(2,127,656)
Interest expense			(78,308)	(985,840)
Other income (expense)			1,200	3,599
TOTAL OTHER INCOME (EXPENSE)			851,542	(6,433,296)
NET LOSS BEFORE INCOME TAXES			240,405	(12,524,860)
INCOME TAX EXPENSE				350,603
NET INCOME (LOSS) BEFORE NON-CONTROLLING INTERESTS			240,405	(12,875,463)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS			108,182	(5,036,832)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS			$ 132,223	$ (7,838,631)